Reserves for Losses and Loss Adjustment Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation for the period of reserves for losses and loss adjustment expenses for the nine months ended September 30, 2025 and September 30, 2024:

	September 30, 2025	September 30, 2024
Reserves for losses and loss adjustment expenses, beginning of period	$3,134.3	$2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,878.7	1,340.3
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	874.2	788.5
Prior years	32.4	(145.7)
Total incurred	906.6	642.8
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(265.7)	(97.7)
Prior years	(1,355.3)	(251.5)
Total paid	(1,621.0)	(349.2)
Foreign exchange	25.3	2.0
Net reserves for losses and loss adjustment expenses, end of period	1,189.6	1,635.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,131.8	1,164.9
Reserves for losses and loss adjustment expenses, end of period	$2,321.4	$2,800.8